GOODWILL AND OTHER INTANGIBLE ASSETS-NET - Estimated Future Amortization Expense (Details) $ in Millions	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 599
2027	598
2028	584
2029	571
2030	$ 549